PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	$ 167,012	¥ 1,148,292		$ 163,839	¥ 1,126,475	¥ 479,605	¥ 135,371
Prepaid expenses and other current assets	134,365	923,827			945,258
Total current assets	1,498,795	10,304,958			12,738,336
Non-current assets
Long-term investments	27,063	186,073			23,485
Total non-current assets	314,977	2,165,617			1,991,248
TOTAL ASSETS	1,813,772	12,470,575			14,729,584
Current liabilities
Accrued expenses and other current liabilities	312,077	2,145,689	¥ 1,622,610		1,611,029
Total current liabilities	1,166,274	8,018,713			12,861,140
TOTAL LIABILITIES	1,216,463	8,363,783			13,028,058
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	338,698	2,328,716			2,110,957
Accumulated other comprehensive loss	(2,081)	(14,308)			(14,951)
(Accumulated deficit)/Retained Earnings	231,532	1,591,896	¥ (241,009)		(450,551)
TOTAL SHAREHOLDERS' EQUITY	597,309	4,106,792			1,701,526	¥ (611,651)	¥ (414,641)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,813,772	12,470,575			14,729,584
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	23	160			142
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	10	66			68
Parent
Current assets
Cash and cash equivalents	127	875			570,359
Amounts due from subsidiaries and other related parties	35,423	243,552			98,734
Prepaid expenses and other current assets	51,859	356,554			509,776
Total current assets	87,409	600,981			1,178,869
Non-current assets
Investments in subsidiaries, VIEs and VIEs' subsidiaries	511,523	3,516,976			549,853
Long-term investments	4,097	28,166			21,008
Total non-current assets	515,620	3,545,142			570,861
TOTAL ASSETS	603,029	4,146,123			1,749,730
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs' subsidiaries	2,547	17,512			17,512
Accrued expenses and other current liabilities	3,173	21,819			30,692
Total current liabilities	5,720	39,331			48,204
TOTAL LIABILITIES	5,720	39,331			48,204
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	338,698	2,328,716			2,110,957
Accumulated other comprehensive loss	(2,081)	(14,308)			(14,951)
(Accumulated deficit)/Retained Earnings	260,659	1,792,158			(394,690)
TOTAL SHAREHOLDERS' EQUITY	597,309	4,106,792			1,701,526
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	603,029	4,146,123			1,749,730
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	23	160			142
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 10	¥ 66			¥ 68